SCHEDULE OF FAIR VALUE MEASUREMENTS CHANGE IN LEVEL 3 INPUTS (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Beginning balance	$ 1,558,208	$ 777,840
Issuance of warrant derivative liabilities	(576,380)	(576,380)
Ending balance	1,266,073	1,558,208
Contingent Consideration Promissory Note [Member]
Short-Term Debt [Line Items]
Beginning balance	188,470	777,840
Issuance of warrant derivative liabilities
Change in fair value of warrant derivative liabilities
Principal payments on contingent consideration promissory notes - Revenue Cycle Management Acquisitions	(188,470)	(411,460)
Change in fair value of contingent consideration promissory notes - Revenue Cycle Management Acquisitions		(177,910)
Ending balance		188,470
Warrant Derivative Liabilities [Member]
Short-Term Debt [Line Items]
Beginning balance	1,369,738
Issuance of warrant derivative liabilities	2,075,300	3,216,380
Change in fair value of warrant derivative liabilities	(2,178,965)	(1,846,642)
Principal payments on contingent consideration promissory notes - Revenue Cycle Management Acquisitions
Change in fair value of contingent consideration promissory notes - Revenue Cycle Management Acquisitions
Ending balance	$ 1,266,073	$ 1,369,738